POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

May 5, 2014

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

PowerShares Actively Managed Exchange-Traded Fund Trust

1933 Act Registration No. 333-147622

1940 Act Registration No. 811-22148

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) certifies that:

1.	the form of prospectus and statement of additional information for the PowerShares Multi-Strategy Alternative Portfolio, a series of the Trust, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

2.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed electronically with the Commission via EDGAR on April 30, 2014.

Very truly yours,

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

By:	/s/ Anna Paglia
Anna Paglia
Secretary